Fair Value of Financial Instruments (Details) - Reconciliation of all liabilities measured at fair value - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2015	Jun. 30, 2014
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at January 1	$ 405,168	$ 9,147,507	$ 9,147,507	$ 2,208,184
Issuances	0	410,000	410,000	7,962,081
Revaluation (gains) losses included in loss on revaluation of derivative liabilities, net	(40,000)	(1,374,000)	(2,200,200)
Change in contingent earn-out adjustment included in interest expense	23,000		98,300
Settlements	0	(6,821,000)	(6,821,139)	(1,528,953)
Balance at June 30	405,168	9,147,507	9,147,507	2,208,184	$ 388,000	$ 1,362,000
FairValueMeasurementWithUnobservableInputsReconciliationRecurringBasisLiabilityPeriodIncreaseDecrease	17,000	776,000	1,370,773	$ (1,082,732)
Contingent Earn-Out Payments [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at January 1	279,000	0	0
Issuances	0	410,000	$ 410,000
Revaluation (gains) losses included in loss on revaluation of derivative liabilities, net	0	0
Change in contingent earn-out adjustment included in interest expense	23,000		$ 98,300
Settlements	0	0
Balance at June 30	279,000	0	$ 0		302,000	410,000
FairValueMeasurementWithUnobservableInputsReconciliationRecurringBasisLiabilityPeriodIncreaseDecrease	(23,000)	0	131,000
Warrant [Member] | Derivative Financial Instruments, Liabilities [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at January 1	126,168	9,147,507	$ 9,147,507	$ 102,695
Issuances	0	0		$ 7,962,081
Revaluation (gains) losses included in loss on revaluation of derivative liabilities, net	(40,000)	(1,374,000)	$ (2,200,200)
Change in contingent earn-out adjustment included in interest expense	0
Settlements	0	(6,821,000)	$ (6,821,139)
Balance at June 30	126,168	9,147,507	9,147,507	$ 102,695	$ 86,000	$ 952,000
FairValueMeasurementWithUnobservableInputsReconciliationRecurringBasisLiabilityPeriodIncreaseDecrease	$ 40,000	$ 776,000	$ 1,239,773	$ (1,082,732)